Summary of significant accounting policies- Various (Details) ¥ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Mar. 31, 2020 CNY (¥) segment	Mar. 31, 2019 CNY (¥) segment	Mar. 31, 2018 CNY (¥) segment	Apr. 01, 2019 CNY (¥)	Apr. 01, 2018 CNY (¥)
Business combinations and noncontrolling interests
Net loss attributable to mezzanine equity holders		¥ 124	¥ 438	¥ 930
Segment reporting
Number of operating segment | segment		4	4	4
Number of reportable segment | segment		4	4	4
Revenue recognition
Practical expedient, unsatisfied performance obligations		true
Practical expedient, financing component		true
Sales and marketing expenses
Advertising and promotional expenses		¥ 30,949	¥ 22,013	¥ 16,814
Leases
Operating lease right-of-use assets		34,660
Lease, Practical Expedients, Package [true false]	true
Operating lease liability		¥ 21,857
Operating lease right-of-use assets, Statement of Financial Position		baba:PrepaidExpenseReceivablesAndOtherAssetsNoncurrent
Operating lease liabilities, Statement of Financial Position		us-gaap:AccountsPayableAndAccruedLiabilitiesCurrent us-gaap:OtherLiabilitiesNoncurrent
Short term investments
Short-term investments- fixed deposits		¥ 19,147	961
Minimum
Investment securities
Maturities of debt investments		1 year
Maximum
Investment securities
Maturities of debt investments		10 years
Retained earnings
Revenue recognition
Adjustment				8,196
Leases
Adjustment				8,196
Investment securities
Adjustment				8,196
ASU 2014-09 | Adjustment | Retained earnings
Revenue recognition
Adjustment						¥ 0
Leases
Adjustment						0
Investment securities
Adjustment						0
ASU 2016-01 | Adjustment | Accumulated other comprehensive income (loss)
Revenue recognition
Adjustment						(8,196)
Leases
Adjustment						(8,196)
Investment securities
Adjustment						(8,196)
ASU 2016-01 | Adjustment | Retained earnings
Revenue recognition
Adjustment						8,196
Leases
Adjustment						8,196
Investment securities
Adjustment						¥ 8,196
ASU 2016-02 | Adjustment
Leases
Operating lease right-of-use assets					¥ 24,900
Operating lease liability					19,400
ASU 2016-02 | Adjustment | Retained earnings
Revenue recognition
Adjustment					0
Leases
Adjustment					0
Investment securities
Adjustment					0
Land use rights | ASU 2016-02 | Adjustment
Leases
Operating lease right-of-use assets					¥ 6,419
Government-mandated multi-employer defined contribution plan in PRC
Other employee benefits
Contribution amount charged to the consolidated income statements		¥ 6,317	¥ 5,608	¥ 3,587